Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost:
Cost beginning balance		$ 5,802,735	$ 13,340,591
Additions		1,129,315	1,045,477
Additions – Asset Acquisition		95,000,000
Additions – internally developed		119,010	166,667
Contract termination	[1]		(8,750,000)
Transfers
Cost ending balance		102,051,060	5,802,735	13,340,591
Amortization:
Amortization beginning balance		4,617,962	5,737,436
Charge for the year		5,675,716	2,576,922
Contract termination	[1]		(3,696,396)
Amortization ending balance		10,293,678	4,617,962	5,737,436
Net carrying amount:
Balance of net carrying amount		91,757,382	1,184,773
Brand [Member]
Cost:
Cost beginning balance
Additions
Additions – Asset Acquisition		76,000,000
Additions – internally developed
Contract termination	[1]
Transfers
Cost ending balance		76,000,000
Amortization:
Amortization beginning balance
Charge for the year
Contract termination	[1]
Amortization ending balance
Net carrying amount:
Balance of net carrying amount		76,000,000
Subscribers Relationship [Member]
Cost:
Cost beginning balance
Additions
Additions – Asset Acquisition		19,000,000
Additions – internally developed
Contract termination	[1]
Transfers
Cost ending balance		19,000,000
Amortization:
Amortization beginning balance
Charge for the year		4,771,690
Contract termination	[1]
Amortization ending balance		4,771,690
Net carrying amount:
Balance of net carrying amount		14,228,310
Originals and Sessions [Member]
Cost:
Cost beginning balance		3,852,177	3,685,510
Additions
Additions – Asset Acquisition
Additions – internally developed		119,010	166,667
Contract termination	[1]
Transfers
Cost ending balance		3,971,187	3,852,177	3,685,510
Amortization:
Amortization beginning balance		3,394,473	2,632,912
Charge for the year		353,241	761,561
Contract termination	[1]
Amortization ending balance		3,747,714	3,394,473	2,632,912
Net carrying amount:
Balance of net carrying amount		223,473	457,704
Originals and Sessions [Member]
Cost:
Cost beginning balance		530,502	520,052
Additions
Additions – Asset Acquisition
Additions – internally developed
Contract termination	[1]
Transfers		3,171	10,450
Cost ending balance		533,673	530,502	520,052
Amortization:
Amortization beginning balance		489,345	433,818
Charge for the year		16,500	55,527
Contract termination	[1]
Amortization ending balance		505,845	489,345	433,818
Net carrying amount:
Balance of net carrying amount		27,828	41,157
Other intangibles [Member]
Cost:
Cost beginning balance		1,295,033	9,014,531
Additions			1,030,502
Additions – Asset Acquisition
Additions – internally developed
Contract termination	[1]		(8,750,000)
Transfers
Cost ending balance		1,295,033	1,295,033	9,014,531
Amortization:
Amortization beginning balance		734,144	2,670,706
Charge for the year		534,285	1,759,834
Contract termination	[1]		(3,696,396)
Amortization ending balance		1,268,429	734,144	2,670,706
Net carrying amount:
Balance of net carrying amount		26,604	560,889
Work in progress [Member]
Cost:
Cost beginning balance		125,023	120,498
Additions		1,129,315	14,975
Additions – Asset Acquisition
Additions – internally developed
Contract termination	[1]
Transfers		(3,171)	(10,450)
Cost ending balance		1,251,167	125,023	120,498
Amortization:
Amortization beginning balance
Charge for the year
Contract termination	[1]
Amortization ending balance
Net carrying amount:
Balance of net carrying amount		$ 1,251,167	$ 125,023

[1]	During 2023, the net book value amounting to USD 5,053,604 represent the terminated contract with Amr Diab, wherein the related outstanding payable of the Group to Amr Diab as of the date of amendment amounting to USD 5,250,000 is forfeited, the net transaction resulted in a gain of USD 196,396 recorded under other income. A new contract was signed with the artist dated May 18, 2023.